Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations-165.89%(a)
California-161.33%
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	$490	$508,660

Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	707,837

Series 2023, RB	5.00%	09/01/2053	1,175	1,092,525

Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	1,067,026

Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	738,825

Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,137,760

Anaheim (City of), CA School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	4,970	4,940,742

Bay Area Toll Authority (San Francisco Bay Area); Series 2024, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(e)(f)	2.60%	04/01/2059	7,500	7,500,000

Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	659,147

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,159,503

Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,613,600

Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,582,539

Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	326,180

Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(g)	5.25%	07/01/2049	2,000	2,131,132

Series 2024 B, RB(g)	5.25%	07/01/2054	2,450	2,601,426

California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(h)	5.25%	04/01/2030	3,000	3,188,552

California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023, RB(h)	5.00%	08/01/2029	1,400	1,464,357

Series 2023, RB(h)	5.00%	03/01/2031	1,600	1,686,978

California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,356,607

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(i)	5.00%	04/01/2049	4,145	3,428,697

California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(i)	5.00%	02/01/2050	1,500	1,049,511

California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(i)	5.00%	08/01/2049	2,640	2,502,337

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,233,301

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	600,162

Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	933,965

Series 2020 A, Ref. RB	4.00%	06/01/2049	290	271,683

Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,741,213

California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,110	1,102,012

California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	346,629

Series 2020, Ref. RB	5.00%	06/01/2049	635	643,427

Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	604,552

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(d)	0.00%	06/01/2046	10,000	2,616,330

California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,536,954

California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,187,026

California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,337,035

California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	2,000	2,057,524

California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,396,556

California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(i)	6.25%	06/01/2053	915	916,018

California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	5,000	5,542,895

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System);
Series 2021 A, Ref. RB(j)	4.00%	08/15/2048	$22,610	$21,911,760

Series 2021 A, Ref. RB	5.00%	08/15/2051	7,950	8,464,464

California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	2,285	2,312,756

California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	8,690	8,112,388

California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024, RB	5.25%	11/15/2053	1,250	1,312,249

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	7,902,100

California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,061,476

California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,027,124

California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,001,579

California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,969,443

Series 2018 A, RB	4.00%	11/15/2042	4,000	3,876,917

California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	3,403	3,346,469

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	1,519	1,418,266

California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,690,730

California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,630,954

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,750	2,690,707

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(i)	5.00%	06/01/2038	560	562,612

Series 2018 A, RB(i)	5.00%	06/01/2048	2,270	2,205,129

California (State of) Municipal Finance Authority (Bold Program);
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,350,345

Series 2020 B, RB	4.00%	09/01/2043	315	277,728

Series 2020 B, RB	4.00%	09/01/2050	455	385,335

Series 2021 A, RB	4.00%	09/01/2046	1,095	952,242

Series 2021 C, RB	4.00%	09/01/2046	1,300	1,152,961

Series 2021 C, RB	4.00%	09/01/2051	1,800	1,541,314

Series 2022 B, Ref. RB	6.00%	09/01/2052	840	880,732

Series 2022 B, Ref. RB	6.30%	09/01/2052	335	355,594

Series 2022 C, RB	6.25%	09/01/2052	1,000	1,054,774

Series 2023 B, RB	5.75%	09/01/2053	500	516,818

California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(i)	5.00%	11/01/2046	1,200	1,169,947

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.);
Series 2014 A, RB	5.25%	08/15/2039	800	801,200

Series 2014 A, RB	5.25%	08/15/2049	3,700	3,702,479

Series 2014 B, RB	5.88%	08/15/2049	295	295,228

California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	1,878,851

Series 2021 B, Ref. RB	4.00%	08/15/2056	995	806,554

Series 2023, RB	5.25%	08/15/2058	500	507,422

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,392,973

California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,912,627

California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,995	3,997,173

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,492,774

California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,078,291

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	$3,305	$3,351,739

Series 2021, RB	4.00%	10/01/2046	420	389,743

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(g)	5.00%	12/31/2043	3,995	4,004,925

California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,130,817

California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(i)	5.00%	07/01/2049	1,200	1,168,173

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(c)	5.25%	11/01/2052	2,100	2,202,311

California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,194,269

California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,665,748

California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	504,235

Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,428,789

California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,173,656

California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(i)	5.00%	08/01/2039	500	447,420

Series 2019, Ref. RB(i)	5.00%	08/01/2048	2,700	2,261,254

California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(g)(i)	5.00%	07/01/2027	1,380	1,392,568

Series 2012, RB(g)(i)	5.00%	07/01/2037	6,000	6,016,024

Series 2012, RB(g)(i)	5.00%	11/21/2045	2,000	2,002,626

California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(i)	5.13%	07/01/2055	2,000	1,693,065

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(i)	5.00%	11/15/2046	960	874,327

Series 2021, RB(i)	5.00%	11/15/2056	1,735	1,505,920

California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,725,421

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(i)	10.00%	05/15/2028	1,100	1,232,457

California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	2,000	2,187,360

California (State of) Public Works Board (Various Capital); Series 2021 B, RB(j)	4.00%	05/01/2046	10,000	9,877,225

California (State of) School Finance Authority (Scholarship Prep Public Schools - Obligated Group); Series 2023 A, RB(i)	6.00%	06/01/2063	1,500	1,505,934

California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,001,545

Series 2015, RB(i)	5.00%	07/01/2030	1,130	1,136,753

Series 2015, RB(i)	5.00%	07/01/2045	2,635	2,636,513

California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(i)	6.13%	07/01/2052	1,455	1,473,848

Series 2022 A, RB(i)	6.25%	07/01/2062	1,810	1,831,601

California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(i)	5.00%	08/01/2045	600	601,094

Series 2016, Ref. RB(h)(i)(k)	5.00%	08/01/2025	130	132,275

Series 2016, Ref. RB(i)	5.00%	08/01/2041	1,000	1,003,637

Series 2016, Ref. RB(i)	5.00%	08/01/2046	1,370	1,371,971

California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(i)	5.00%	10/01/2050	1,000	984,101

Series 2022 A, Ref. RB(i)	5.00%	10/01/2061	2,100	2,017,400

California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(i)	5.00%	07/01/2054	1,900	1,876,432

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(i)	5.00%	08/01/2045	1,000	1,000,817

Series 2018 A, RB(i)	5.00%	08/01/2048	1,750	1,742,899

California (State of) School Finance Authority (Harbor Springs Obligated Group); Series 2024, RB(i)	5.63%	07/01/2063	1,180	1,198,160

California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(i)	5.50%	07/01/2062	775	787,987

California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(i)	5.00%	07/01/2034	600	600,469

Series 2014 A, RB(i)	5.13%	07/01/2044	750	750,282

Series 2015 A, RB(i)	5.00%	07/01/2045	1,150	1,153,771

Series 2017 A, RB(i)	5.00%	07/01/2047	870	874,761

California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(i)	5.00%	07/01/2039	750	768,062

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB(h)(k)	5.25%	06/07/2024	$2,605	$2,605,329

Series 2012 A, RB(h)(k)	5.50%	06/07/2024	450	450,076

California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(i)	5.63%	06/01/2043	560	566,807

California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	667,296

Series 2017, RB	5.00%	09/02/2046	715	722,730

Series 2020 B, RB	4.00%	09/02/2050	185	152,710

Series 2020, RB	4.00%	09/01/2050	360	316,768

Series 2020, RB	5.00%	09/02/2050	805	803,767

California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	1,730	1,755,456

Series 2015 A, Ref. RB	5.00%	03/01/2045	5,585	5,615,961

California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	6.38%	07/01/2047	2,060	2,062,004

California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,857,819

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(i)	6.38%	11/01/2043	4,035	4,040,003

Series 2017 A, Ref. RB(i)	5.00%	11/01/2041	1,000	1,000,576

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	625	526,105

Series 2020, RB	4.00%	09/01/2050	585	485,054

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	891,344

California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	505,291

California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,000,352

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2045	2,000	1,868,815

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(c)	5.38%	08/15/2057	1,680	1,793,927

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,430	1,430,226

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,651,405

California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	186,513

California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,266,489

Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,742,960

California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(i)	5.00%	06/01/2046	2,000	1,994,703

Series 2019, RB(i)	5.00%	06/01/2039	375	379,124

Series 2019, RB(i)	5.00%	06/01/2051	1,145	1,115,213

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(i)	5.25%	12/01/2056	3,500	3,515,702

California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2043	1,000	1,040,749

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(i)	5.25%	07/01/2039	910	924,127

Series 2019, RB(i)	5.25%	07/01/2049	2,500	2,507,616

California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	945,069

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	$375	$375,216

Series 2023, RB	5.25%	09/01/2051	1,000	984,550

Series 2023, RB	5.25%	09/02/2053	1,000	941,073

Series 2023, RB	5.50%	09/02/2053	625	624,572

California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	4,500	4,503,536

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,381,843

California State University; Series 2017 A, Ref. RB(j)(l)	5.00%	11/01/2047	10,000	10,318,133

Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	69,764

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	625	521,770

Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,753,561

Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2020, RB	4.00%	09/01/2050	420	361,705

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,695	1,694,806

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,361,524

Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	942,779

Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 5); Series 2023, RB	5.38%	09/01/2051	1,250	1,261,251

Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	94,095

Series 2020, RB	4.00%	09/01/2028	95	93,801

Series 2020, RB	4.00%	09/01/2050	350	294,619

Eastern Municipal Water District (Community Facilities District No. 2016-75); Series 2021, RB	4.00%	09/01/2050	155	130,080

El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	3,001,447

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,118,777

Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	439,788

Elsinore Valley Municipal Water District; Series 2021 A, RB(i)	4.50%	09/01/2051	990	832,838

Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	2,996,098

Etiwanda School District Community Facilities District No. 2018-1 (Day Creek Square Public Facilities); Series 2020, RB	4.00%	09/01/2045	215	191,162

Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,831,629

Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	497,366

Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,002,224

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(k)	0.00%	01/01/2027	2,950	2,704,211

Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	4,145,470

Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	01/15/2046	1,000	968,258

Series 2021 C, Ref. RB	4.00%	01/15/2043	3,227	3,135,601

Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,902,019

Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,102,843

Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(g)	5.00%	07/01/2053	3,290	3,390,561

Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	625	625,347

Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	552,356

Series 2009 A, GO Bonds(d)(k)	5.45%	08/01/2029	85	71,508

Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	491,672

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,531,074

Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2024	3,000	2,981,957

Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(c)	4.13%	08/01/2055	4,330	4,207,199

Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2046	1,825	1,784,432

Series 2021, RB (INS - AGM)(c)(i)	4.00%	06/01/2051	1,250	1,190,876

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(d)	0.00%	06/01/2036	$15,000	$6,864,099

Series 2007 C-2, RB(d)	0.00%	06/01/2047	35,000	7,303,978

Irvine (City of), CA (Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2025	500	501,425

Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, RB	5.00%	09/02/2025	355	356,012

Series 2013, RB	5.00%	09/02/2026	400	401,485

Series 2013, RB	5.00%	09/02/2027	325	326,252

Series 2013, RB	5.00%	09/02/2028	350	351,374

Series 2013, RB	5.00%	09/02/2029	705	707,859

Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,056,227

Series 2014, RB	5.00%	09/01/2049	1,055	1,055,907

Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(c)	5.00%	09/01/2038	1,500	1,515,186

Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	995	928,652

Jurupa Community Services District; Series 2020 A, RB	4.00%	09/01/2050	525	452,823

Lake Elsinore Unified School District Community Facilities District; Series 2021, RB	4.00%	09/01/2050	300	253,887

Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,000	867,820

Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2021, RB	4.00%	09/01/2046	110	96,062

Series 2021, RB	4.00%	09/01/2051	120	101,487

Lammersville Joint Unified School District; Series 2020, RB	4.00%	09/01/2049	320	274,861

Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	1,905,185

Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2026	1,000	1,003,303

Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	4,185	4,152,263

Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,011,837

Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,642,095

Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,634,545

Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,402,726

Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,447,003

Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	987,732

Series 2014, Ref. RB	5.00%	09/01/2030	985	987,657

Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(g)	5.00%	05/15/2047	2,000	2,017,106

Series 2022, RB(g)(j)	5.25%	05/15/2047	8,000	8,498,118

Series 2023, RB(g)(j)(l)	5.25%	05/15/2048	10,000	10,257,959

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(g)	4.00%	05/15/2042	3,225	3,118,171

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(g)	5.00%	05/15/2048	1,625	1,662,197

Series 2020 C, RB(g)	5.00%	05/15/2045	5,000	5,187,021

Series 2022, Ref. RB(g)	5.00%	05/15/2045	1,000	1,043,217

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB(g)	5.25%	05/15/2048	3,000	3,210,105

Los Angeles (City of), CA Department of Water & Power;
Series 2021 A-1, VRD RB(e)	2.05%	07/01/2050	11,150	11,150,000

Series 2023 F-2, Ref. VRD RB(e)	1.95%	07/01/2047	2,000	2,000,000

Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities); Series 2022, RB	5.00%	09/01/2052	1,000	999,036

Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(j)	4.00%	12/01/2046	15,880	15,910,404

Los Angeles County Facilities, Inc.; Series 2022, RB(j)	4.00%	12/01/2048	25,000	24,531,869

Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(c)(d)	0.00%	08/01/2026	1,200	1,094,374

Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	719,535

Series 2020, RB	4.00%	09/01/2051	1,470	1,190,689

Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	267,008

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGM)(c)	4.00%	08/01/2051	$8,605	$8,563,478

Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	258,374

Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,618,583

Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,042,243

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	583,300

Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,514,918

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,035,635

Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	440,909

Series 2019, RB	5.00%	09/01/2048	485	489,229

Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	925,888

Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,146,938

Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,453,388

M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	830	870,580

Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	5,146,751

North Orange County Community College District; Series 2022 C, GO Bonds(j)(l)	4.00%	08/01/2047	10,000	9,864,485

Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	4,996,309

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	576,822

Orange (County of), CA Community Facilities District (Village of Esencia); Series 2020, RB	4.00%	08/15/2045	355	312,253

Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	272,741

Series 2015 A, RB	5.25%	08/15/2045	3,555	3,578,502

Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,018,697

Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,191,296

Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	450	401,791

Series 2021, Ref. RB	4.00%	09/01/2051	650	539,653

Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	5,989,544

Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	960,630

Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	905,899

Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,368,851

Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,194,977

Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.13%	09/01/2043	525	532,505

Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	335,182

Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(j)(l)	5.00%	05/15/2047	10,000	10,184,925

Series 2022 P, RB(j)(l)	4.00%	05/15/2053	20,000	19,032,904

River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,504,271

Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,773,839

Series 2015, RB	5.00%	09/01/2044	1,500	1,505,236

Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,569,924

Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	110,685

Series 2020, RB	4.00%	09/01/2050	265	226,484

Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	374,785

Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	513,692

Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,674,342

Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	505	511,860

Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	391,452

Series 2020, RB	4.00%	09/01/2050	1,000	835,427

Series 2020, RB	5.00%	09/01/2050	1,520	1,532,857

Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	126,993

Series 2020, RB	4.00%	09/01/2050	200	165,084

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	$500	$496,696

Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	3,050,037

Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2024 M, RB	5.00%	11/15/2054	2,000	2,186,746

Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	166,775

Series 2020, RB	4.00%	09/01/2045	380	324,648

Series 2020, RB	4.00%	09/01/2050	225	185,119

San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	815	816,865

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,166,613

Series 2021 B, RB(g)	4.00%	07/01/2051	2,960	2,704,549

Series 2021 B, RB(g)	5.00%	07/01/2051	5,000	5,114,060

Series 2021 B, RB(g)	5.00%	07/01/2056	2,000	2,044,075

Series 2022-XX1215, RB(g)(j)	5.00%	07/01/2051	10,000	10,228,125

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(g)	5.00%	05/01/2052	6,775	6,968,176

Second Series 2022 B, Ref. RB(j)(l)	4.00%	05/01/2052	10,000	9,568,307

Series 2017 A, RB(g)	5.00%	05/01/2047	1,630	1,644,626

Series 2019 A, RB(g)	5.00%	05/01/2049	9,500	9,670,959

Series 2019 E, RB(g)(h)(k)	4.00%	05/01/2029	175	175,251

Series 2019 E, RB(g)	4.00%	05/01/2050	1,825	1,662,728

Series 2019 E, RB(g)(j)	5.00%	05/01/2050	10,000	10,173,636

San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	225	204,141

Series 2020, RB	4.00%	09/01/2050	425	361,024

San Francisco (City & County of), CA Infrastructure & Revitalization Fing Dist 1 Facilities; Series 2023 A, RB(i)	5.50%	09/01/2053	1,530	1,477,244

San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB(i)	5.75%	09/01/2053	1,500	1,514,398

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,510	1,510,773

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	220,231

Series 2014 A, RB	5.00%	08/01/2028	370	370,394

Series 2014 A, RB	5.00%	08/01/2029	450	450,494

Series 2014 A, RB	5.00%	08/01/2032	785	785,532

Series 2014 A, RB	5.00%	08/01/2033	375	375,257

Series 2014 A, RB	5.00%	08/01/2043	1,000	1,000,700

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(j)	4.25%	08/01/2052	10,000	10,019,702

San Jose (City of), CA; Series 2017 A, Ref. RB(g)	5.00%	03/01/2047	8,395	8,448,819

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	742,196

San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,502,251

San Marcos Unified School District;
Series 2021, RB	4.00%	09/01/2044	550	473,583

Series 2021, RB	4.00%	09/01/2051	1,000	818,086

San Mateo Joint Powers Financing Authority; Series 2023, RB(j)(l)	4.00%	07/15/2052	13,565	13,385,404

San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM)(c)	4.00%	11/01/2052	6,000	5,817,862

Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	607,513

Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	1,892,661

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	4,157,538

Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,307,542

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	4,148,841

Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	968,048

South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	889,706

South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,358,506

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	$245	$245,816

Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	684,520

Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,387,996

Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,500,892

Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	437,257

Series 2021, RB	4.00%	09/01/2051	930	787,745

Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD GO Bonds (INS - BAM)(c)(e)(i)	2.10%	08/01/2031	5,300	5,300,000

Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2046	3,990	3,369,813

Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,400	825,864

Tracy (City of), CA Community Facilities District; Series 2022, RB	5.00%	09/01/2052	1,645	1,628,682

Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	3,500	3,533,077

Series 2020 A, RB	5.00%	10/01/2049	4,590	4,604,487

Series 2020 B, RB	5.00%	10/01/2034	300	309,305

Series 2020 B, RB	5.00%	10/01/2038	300	304,220

University of California; Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	7,472,063

University of California (Limited); Series 2018 O, Ref. RB(j)	5.00%	05/15/2058	10,000	10,376,391

Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	538,462

Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGM)(c)	4.50%	08/01/2053	2,400	2,425,908

West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,784,950

West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	375	338,470

Series 2021, RB	4.00%	09/01/2046	550	478,965

Series 2021, RB	4.00%	09/01/2051	765	642,006

West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,025,141

William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	6,944,311

Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,600	1,611,507

				853,511,516

Puerto Rico-2.55%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,380	1,387,133

Series 2002, RB	5.63%	05/15/2043	675	682,998

Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	786,055

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	1,150	1,132,352

Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	1,976,409

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,143,042

Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	3,203,028

Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	3,158,478

				13,469,495

Guam-1.34%
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,693,855

Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB(h)(k)	5.00%	07/01/2024	1,800	1,801,235

Series 2020 A, RB	5.00%	01/01/2050	1,540	1,568,194

				7,063,284

Virgin Islands-0.67%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,549,013

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virgin Islands-(continued)
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(i)	5.00%	09/01/2030	$2,000	$2,005,570

				3,554,583

TOTAL INVESTMENTS IN SECURITIES(m)-165.89% (Cost $880,793,605)				877,598,878

FLOATING RATE NOTE OBLIGATIONS-(26.92)%
Notes with interest and fee rates ranging from 3.89% to 4.18% at 05/31/2024 and contractual maturities of collateral ranging from 05/01/2046 to 05/15/2058(n)				(142,420,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES-(33.45)%				(176,955,061)

OTHER ASSETS LESS LIABILITIES-(5.52)%				(29,186,572)

NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$529,037,245

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
Ctfs.	- Certificates
FNMA	- Federal National Mortgage Association
GO	- General Obligation
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $86,026,081, which represented 16.26% of the Trust’s Net Assets.

(j)	Underlying security related to TOB Trusts entered into by the Trust.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $60,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	6.28%

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $204,139,347 are held by TOB Trusts and serve as collateral for the $142,420,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 As of May 31, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco California Value Municipal Income Trust